March 30, 2021
Summary Prospectus
Cushing® SMID Growth Focused Fund

Class A Shares (CSGOX)
Class I Shares (CSGNX)
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information, reports to shareholders, and other information about the Fund online at http://www.cushingfunds.com/cushing-smid-growth-focused-fund/. You may also obtain this information at no cost by calling (888) 878-4080 or by sending an email to contact-info@CushingFunds.com. The Fund’s Prospectus and Statement of Additional Information, both dated March 30, 2021, are incorporated by reference into this Summary Prospectus.

Paper copies will no longer be mailed. Instead, the Fund will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website (www.cushingfunds.com).

As with all mutual funds, the SEC has not approved or disapproved of the Fund’s shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment Objective

The SMID Growth Focused Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 47 of the Prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fee paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None(a)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Wire Transfer Fee	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) and/or Service Fees	0.25%	None
Other Expenses(b)(c)	6.26%	6.26%
Total Annual Fund Operating Expenses	7.31%	7.06%
Expense Waiver/Reimbursement(c)	-5.96%	-5.96%
Total Annual Fund Operating Expenses (After Expense Waiver/Reimbursement)	1.35%	1.10%
(a)    Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase
(b)     The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees and any front-end load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.10% for each of Class A Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board before March 31, 2022 and may be modified or terminated by the Investment Adviser at any time thereafter.
Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$680	$2,079	$3,413	$6,490
Class I Shares	$112	$1,550	$2,927	$6,131

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for its most recent fiscal year was approximately 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- to mid-cap companies. Under normal market conditions, the Fund will invest in a portfolio of 15-30 common stocks of small- to mid-cap companies traded on any United States stock exchange or over-the-counter market (the “Universe”). The Fund generally considers small- and mid-cap companies to be those with market capitalizations not greater than that of the largest company in the Russell 2500® Growth Index ($30.5 billion as of December 31, 2020). The Universe is not limited by industry segmentation or sector. The Fund is non-diversified and may, from time to time, be more heavily invested in certain sectors including but not limited to, consumer discretionary (which comprises businesses that market nonessential products and services to consumers, including automobiles, consumer durables, apparel, consumer services, media and retailing), healthcare and technology.

    The Fund intends to seek to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Investment Adviser believes have above-average future growth potential relative to their peers.

    The Fund is non-diversified. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The Fund’s principal risks are discussed below. The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable, particularly under current economic, financial, labor, and health conditions. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Common Stock Risk. Investments by the Fund in shares of common stock may fluctuate in value in response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Small- and Mid-Cap Securities Risk. Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Small-cap and mid-cap companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board or its designee pursuant to procedures adopted by the Board.

Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the 1940 Act. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Manager Risk. The Fund is actively managed by a team of portfolio managers, which means the Fund is more susceptible to the risk that poor security selection will cause the Fund to underperform its benchmark or other funds with a similar investment objective.

Limited Operating History Risk. The Fund has a limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Performance

A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the Russell 2500® Growth Index and other benchmarks. The Fund will provide a brief explanation of information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the Russell 2500® Growth Index and other benchmarks.

Investment Adviser

Cushing® Asset Management, LP is the Fund’s investment adviser.

Portfolio Managers

Jerry V. Swank, Founder, Chairman, Managing Partner and Chief Investment Officer of the Investment Adviser, Alan Norton, Portfolio Manager of the Investment Adviser and Thomas Norton, Portfolio Manager of the Investment Adviser are primarily responsible for the day-to-day management of the Fund’s portfolio. Each of Mr. Swank, Mr. Norton and Mr. Norton have been a portfolio manager of the Fund since the inception of the Fund in 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares by mail (Cushing® SMID Growth Focused Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), or by telephone at (888) 878-4080. You may also exchange shares of the Fund for shares of another Fund in the Cushing® Mutual Funds Trust. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment amount for Class A Shares is $2,000 and $250 for IRAs. For corporate sponsored retirement plans, there is no minimum initial investment. The minimum initial investment amount for Class I Shares is $250,000. The minimum subsequent investment for all share classes is $100.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income or capital gains, or a combination of the two, except when your investment is held in an IRA, 401(k) or other tax-advantaged account. Investments through tax-advantaged accounts may become taxable upon withdrawal from such accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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